Fees and Commissions Income (Narrative) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2019	Mar. 31, 2019
Fees and Commissions Income [Abstract]
Receivables from contracts with customers included primarily in Other assets	¥ 189	¥ 185
Contract liabilities included primarily in Other liabilities	¥ 9	¥ 8